Leases (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Leases [Abstract]
Schedule of Lease Expense
The components of lease expense were as follows:

(In USD)	Three months ended December 31,		Nine months ended December 31,
Period ended	2024	2023	2024	2023
Finance lease cost:
Amortization of right-of-use assets	$-	$-	$-	$-
Interest on lease liabilities	180,841	152,659	448,050	469,140
Operating lease cost	85,570	127,399	280,140	387,681
Short term lease cost	328,932	43,691	501,855	123,364
Total lease cost	$595,343	$323,749	$1,230,045	$980,185

The components of lease expense were as follows:

(In USD)
Period ended	March 31, 2024	March 31, 2023
Finance lease cost:
Amortization of right-of-use assets	$-	$3,298
Interest on lease liabilities	625,523	844,424
Operating lease cost	516,219	540,908
Short term lease cost	423,693	181,337
Total lease cost	1,565,435	1,569,967

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

(In USD) For the Nine months ended	December 31, 2024	December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$259,503	$341,981
Financing cash outflows for finance leases	$1,603,626	$816,744
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$-	$-
Finance leases	$-	$-

Supplemental cash flow information related to leases was as follows:

(In USD)
Period ended	March 31, 2024	March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$(441,843)	$(485,453)
Financing cash outflows for finance leases	(526,959)	(1,618,551)
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	-	1,575,468
Finance leases	-	-

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

(In USD) As at	December 31, 2024	March 31, 2024
Operating Leases
Operating lease right-of-use assets	$1,067,777	$1,290,608

Current operating lease liabilities	$312,491	$365,542
Non-current operating lease liabilities	847,700	1,009,681
Total operating lease liabilities	$1,160,191	$1,375,223

Finance Leases

Property and equipment, at cost	$5,768,936	$5,923,555
Accumulated depreciation	(4,009,932)	(4,117,406)
Accumulated impairment	(1,759,004)	(1,806,149)
Property and equipment, net	$-	$-

Current finance lease liabilities	$4,015,692	$5,738,239
Non-current finance lease liabilities	-	-
Total finance lease liabilities	$4,015,692	$5,738,239

Weighted Average Remaining Lease Term
Operating leases	51 months	58 months
Finance leases	21 months	30 months
Weighted Average Discount Rate
Operating leases	13.00%	13.00%
Finance leases	21.00%	9.00%

Supplemental balance sheet information related to leases was as follows:

(In USD)
Period ended	March 31, 2024	March 31, 2023
Operating Leases
Operating lease right-of-use assets	$1,290,608	$1,694,201

Current operating lease liabilities	$365,542	$466,669
Non current operating lease liabilities	1,009,681	1,284,755
Total operating lease liabilities	1,375,223	1,751,424

Finance Leases

Property and equipment, at cost	$5,923,555	$6,012,559
Accumulated depreciation	(4,117,406)	(4,179,272)
Accumulated impairment	(1,806,149)	(1,833,287)
Property and equipment, net	-	-

Current finance lease liabilities	$5,738,239	$1,257,423
Non current finance lease liabilities	-	5,098,262
Total finance lease liabilities	5,738,239	6,355,685

Weighted Average Remaining Lease Term
Operating leases	58 months	63 months
Finance leases	30 months	41 months
Weighted Average Discount Rate
Operating leases	13.00%	13.00%
Finance leases	9.00%	10.00%

Schedule of Maturities of Lease Liabilities

The Company determines the incremental borrowing rate by adjusting the benchmark reference rates, with appropriate financing spreads applicable to the respective geographies where the leases were entered and lease specific adjustments for the effects of collateral.

	December 31, 2024		March 31, 2024
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Maturities of lease liabilities are as follows:
2025	$80,245	$4,817,953	$392,443	$6,475,668
2026	336,564	73,401	345,584	-
2027	352,926	-	362,385	-
2028	370,106	-	380,025	-
2029	388,144	-	398,548	-
Total Lease Payments	$1,527,985	$4,891,354	$1,878,985	$6,475,668
Less : Imputed Interest	367,794	875,662	503,762	737,429
Total Lease Liabilities	$1,160,191	$4,015,692	$1,375,223	$5,738,239

The Company determines the incremental borrowing rate by adjusting the benchmark reference rates, with appropriate financing spreads applicable to the respective geographies where the leases were entered and lease specific adjustments for the effects of collateral.

	Year ended March 31,
	2024		2023
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Maturities of lease liabilities are as follows:
2024	$-	$-	$497,344	$1,877,744
2025	392,443	6,475,668	471,185	2,103,127
2026	345,584	-	350,777	3,048,501
2027	362,385	-	367,830	672,269
2028	380,025	-	385,735	-
2029	398,548	-	404,536	-
Total Lease Payments	1,878,985	6,475,668	2,477,407	7,701,641
Less : Imputed Interest	503,762	737,429	725,982	1,345,957
Total Lease Liabilities	$1,375,223	$5,738,239	$1,751,425	$6,355,684